Indebtedness (Components Of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Less current maturities	$ 1,256	$ 1,388	$ 1,518
Long-term debt, less current maturities	6,646	6,735	6,702
Secured Variable And Fixed Rate Indebtedness Due Through 2023
Debt Instrument [Line Items]
Effective interest rate percentage - minimum	1.00%	1.00%
Effective interest rate percentage - maximum	13.00%	13.00%
Debt instrument maturity year	Dec. 31, 2023	Dec. 31, 2023
6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036
Debt Instrument [Line Items]
Percentage of debt instrument interest rate - minimum	6.00%	6.00%
Percentage of debt instrument interest rate - maximum	8.50%	8.50%
Debt instrument maturity year	Dec. 31, 2036	Dec. 31, 2036
7.50% Senior Secured Notes Due 2016
Debt Instrument [Line Items]
Percentage of debt instrument, interest rate		7.50%
9.00% - 10.20% Debentures Due Through 2021
Debt Instrument [Line Items]
Percentage of debt instrument interest rate - minimum	9.00%	9.00%
Percentage of debt instrument interest rate - maximum	10.20%	10.20%
Debt instrument maturity year	Dec. 31, 2021	Dec. 31, 2021
7.88% - 10.55% Notes Due Through 2039
Debt Instrument [Line Items]
Percentage of debt instrument interest rate - minimum	7.88%	7.88%
Percentage of debt instrument interest rate - maximum	10.55%	10.55%
Debt instrument maturity year	Dec. 31, 2039	Dec. 31, 2039
Debt Not Subject To Compromise
Debt Instrument [Line Items]
Long-term Debt	7,902	8,123	8,220
Debt Not Subject To Compromise | Secured Variable And Fixed Rate Indebtedness Due Through 2023
Debt Instrument [Line Items]
Long-term Debt	3,004	3,297	2,952
Effective interest rate percentage - minimum	1.00%	1.00%
Effective interest rate percentage - maximum	13.00%	13.00%
Debt instrument maturity year	Dec. 31, 2013	Dec. 31, 2023
Debt Not Subject To Compromise | Enhanced Equipment Trust Certificates Due Through 2021
Debt Instrument [Line Items]
Long-term Debt	1,851	1,741	1,942
Percentage of debt instrument interest rate - minimum	4.00%	5.10%
Percentage of debt instrument interest rate - maximum	10.375%	10.375%
Debt instrument maturity year	Dec. 31, 2025	Dec. 31, 2021
Debt Not Subject To Compromise | 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036
Debt Instrument [Line Items]
Long-term Debt	1,314	1,313	1,436
Percentage of debt instrument interest rate - minimum	6.00%	6.00%
Percentage of debt instrument interest rate - maximum	8.50%	8.50%
Debt instrument maturity year	Dec. 31, 2036	Dec. 31, 2036
Debt Not Subject To Compromise | 7.50% Senior Secured Notes Due 2016
Debt Instrument [Line Items]
Long-term Debt	1,000	1,000	1,000
Percentage of debt instrument, interest rate	7.50%	7.50%
Debt instrument maturity year	Dec. 31, 2016	Dec. 31, 2016
Debt Not Subject To Compromise | Advantage Miles Advance Purchase
Debt Instrument [Line Items]
Long-term Debt	733	772	890
Effective interest rate percentage	8.30%	8.30%
Debt instrument discount, net	50	53
Debt Not Subject To Compromise | 6.25% Senior Convertible Notes Due 2014
Debt Instrument [Line Items]
Long-term Debt	0	0	0
Percentage of debt instrument, interest rate	6.25%	6.25%
Debt instrument maturity year	Dec. 31, 2014	Dec. 31, 2014
Debt Not Subject To Compromise | 9.00% - 10.20% Debentures Due Through 2021
Debt Instrument [Line Items]
Long-term Debt	0	0	0
Percentage of debt instrument interest rate - minimum	9.00%	9.00%
Percentage of debt instrument interest rate - maximum	10.20%	10.20%
Debt instrument maturity year	Dec. 31, 2021	Dec. 31, 2021
Debt Not Subject To Compromise | 7.88% - 10.55% Notes Due Through 2039
Debt Instrument [Line Items]
Long-term Debt	$ 0	$ 0	$ 0
Percentage of debt instrument interest rate - minimum	7.88%	7.88%
Percentage of debt instrument interest rate - maximum	10.55%	10.55%
Debt instrument maturity year	Dec. 31, 2039	Dec. 31, 2039